LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
LAND USE RIGHTS, NET
Cost	¥ 1,036,178	¥ 1,036,178
Accumulated amortization	(58,717)	(37,993)
Land use rights, net	977,461	998,185	$ 137,673
Amortization of land use rights	¥ 20,724	¥ 20,723